Customer and commercial financing - Disclosure of Long Term Customer Financing Maturities (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of Long Term Customer Financing Maturities [Abstract]
2023	$ 17.7
2024	1.5
2025	1.6
Thereafter 2025	1.6
Total	$ 22.4